Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Details)				12 Months Ended
	Sep. 01, 2023	Sep. 01, 2022	Apr. 20, 2022	Mar. 31, 2024
Infosys Public Services Canada Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date				Jul. 08, 2022
BASE life science A/S
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary		100.00%
BASE life science S.L.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date				Sep. 06, 2022
oddity jungle GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary			100.00%
oddity waves GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary			100.00%
oddity group services GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary			100.00%
oddity code GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary			100.00%
Wongdoody Gmbh (formerly known as oddity GmbH)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary			100.00%
oddity space GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary			100.00%
Panaya Germany GmbH [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date				Dec. 15, 2022
Infosys Norway [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date				Sep. 22, 2022
Infosys Americas Inc., (Infosys Americas)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date				Jul. 14, 2023
Infosys BPM Canada Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date				Aug. 11, 2023
Danske IT and Support Services India Private Limited ("Danske IT")
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary	100.00%